CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Schedule of condensed consolidating balance sheets

Condensed Consolidating Balance Sheets

(amounts in thousands)

	December 31, 2014
	Parent	Subsidiary Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$4,940	$820	$919	$—	$6,679
Accounts receivable, net	—	—	70,543	6,993	—	77,536
Income taxes receivable	12,665	—	6,232	43	—	18,940
Deferred income taxes	(71)	158	12,807	480	—	13,374
Prepaid expenses and other current assets	—	—	17,285	331	—	17,616

Total current assets	12,594	5,098	107,687	8,766	—	134,145

Property, plant and equipment, net	—	—	1,088,196	49,282	—	1,137,478

Intangibles and other assets:
Investments	—	3,724	111,652	—	—	115,376
Investments in subsidiaries	2,119,335	1,510,416	13,000	—	(3,642,751)	—
Goodwill	—	—	698,449	66,181	—	764,630
Other intangible assets	—	—	47,235	9,087	—	56,322
Deferred debt issuance costs, net and other assets	—	15,421	3,892	—	—	19,313

Total assets	$2,131,929	$1,534,659	$2,070,111	$133,316	$(3,642,751)	$2,227,264

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$—	$15,277	$—	$—	$15,277
Advance billings and customer deposits	—	—	30,250	1,683	—	31,933
Dividends payable	19,510	—	—	—	—	19,510
Accrued compensation	—	—	30,737	1,844	—	32,581
Accrued interest	—	6,775	6	3	—	6,784
Accrued expense	36	—	38,211	1,451	—	39,698
Current portion of long term debt and capital lease obligations	—	9,100	671	78	—	9,849
Current portion of derivative liability	—	443	—	—	—	443

Total current liabilities	19,546	16,318	115,152	5,059	—	156,075

Long-term debt and capital lease obligations	—	1,352,949	3,070	734	—	1,356,753
Advances due to/from affiliates, net	1,805,129	(1,953,695)	206,616	(58,050)	—	—
Deferred income taxes	(14,833)	(938)	243,427	19,009	—	246,665
Pension and postretirement benefit obligations	—	—	100,221	22,142	—	122,363
Other long-term liabilities	—	690	13,337	552	—	14,579

Total liabilities	1,809,842	(584,676)	681,823	(10,554)	—	1,896,435

Shareholders’ equity:
Common Stock	504	—	17,411	30,000	(47,411)	504
Other shareholders’ equity	321,583	2,119,335	1,366,051	113,870	(3,595,340)	325,499

Total Consolidated Communications Holdings, Inc. shareholders’ equity	322,087	2,119,335	1,383,462	143,870	(3,642,751)	326,003
Noncontrolling interest	—	—	4,826	—	—	4,826

Total shareholders’ equity	322,087	2,119,335	1,388,288	143,870	(3,642,751)	330,829

Total liabilities and shareholders’ equity	$2,131,929	$1,534,659	$2,070,111	$133,316	$(3,642,751)	$2,227,264

	December 31, 2013
	Parent	Subsidiary Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$86	$2,366	$3,099	$—	$5,551
Accounts receivable, net	—	502	44,521	7,010	—	52,033
Income taxes receivable	9,346	—	370	80	—	9,796
Deferred income taxes	(61)	(7)	7,533	495	—	7,960
Prepaid expenses and other current assets	—	—	11,862	518	—	12,380

Total current assets	9,285	581	66,652	11,202	—	87,720

Property, plant and equipment, net	—	—	834,199	51,163	—	885,362

Intangibles and other assets:
Investments	—	3,729	109,370	—	—	113,099
Investments in subsidiaries	1,101,039	335,659	12,130	—	(1,448,828)	—
Goodwill	—	—	537,265	66,181	—	603,446
Other intangible assets	—	—	30,997	9,087	—	40,084
Deferred debt issuance costs, net and other assets	—	13,620	4,047	—	—	17,667

Total assets	$1,110,324	$353,589	$1,594,660	$137,633	$(1,448,828)	$1,747,378

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$—	$4,885	$—	$—	$4,885
Advance billings and customer deposits	—	—	23,699	2,235	—	25,934
Dividends payable	15,520	—	—	—	—	15,520
Accrued compensation	—	—	20,447	1,805	—	22,252
Accrued interest	—	3,514	6	4	—	3,524
Accrued expense	224	875	32,703	1,371	—	35,173
Current portion of long term debt and capital lease obligations	—	9,100	586	65	—	9,751
Current portion of derivative liability	—	660	—	—	—	660

Total current liabilities	15,744	14,149	82,326	5,480	—	117,699

Long-term debt and capital lease obligations	—	1,207,663	3,659	812	—	1,212,134
Advances due to/from affiliates, net	968,319	(1,970,192)	1,037,969	(36,096)	—	—
Deferred income taxes	(21,598)	(1,029)	184,209	18,277	—	179,859
Pension and postretirement benefit obligations	—	—	61,053	14,701	—	75,754
Other long-term liabilities	25	1,960	7,328	280	—	9,593

Total liabilities	962,490	(747,449)	1,376,544	3,454	—	1,595,039

Shareholders’ equity:
Common Stock	401	—	17,411	30,000	(47,411)	401
Other shareholders’ equity	147,433	1,101,038	196,200	104,179	(1,401,417)	147,433

Total Consolidated Communications Holdings, Inc. shareholders’ equity	147,834	1,101,038	213,611	134,179	(1,448,828)	147,834
Noncontrolling interest	—	—	4,505	—	—	4,505

Total shareholders’ equity	147,834	1,101,038	218,116	134,179	(1,448,828)	152,339

Total liabilities and shareholders’ equity	$1,110,324	$353,589	$1,594,660	$137,633	$(1,448,828)	$1,747,378

Schedule of condensed consolidating statements of operations

Condensed Consolidating Statements of Operations

(amounts in thousands)

	Year Ended December 31, 2014
	Parent	Subsidiary Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net revenues	$—	$(7)	$585,148	$64,380	$(13,783)	$635,738
Operating expenses:
Cost of services and products (exclusive of depreciation and amortization)	—	—	242,354	13,391	(13,084)	242,661
Selling, general and administrative expenses	3,975	126	119,649	17,585	(699)	140,636
Financing and other transaction costs	10,808	581	428	—	—	11,817
Depreciation and amortization	—	—	141,673	7,762	—	149,435

Operating income (loss)	(14,783)	(714)	81,044	25,642	—	91,189
Other income (expense):
Interest expense, net of interest income	36	(82,617)	55	(11)	—	(82,537)
Intercompany interest income (expense)	(108,366)	125,932	(19,677)	2,111	—	—
Loss on extinguishment of debt	—	(13,785)	—	—	—	(13,785)
Investment income	—	(5)	34,521	—	—	34,516
Equity in earnings of subsidiaries, net	94,458	77,156	870	—	(172,484)	—
Other, net	53	(553)	(236)	(232)	—	(968)

Income (loss) from continuing operations before income taxes	(28,602)	105,414	96,577	27,510	(172,484)	28,415
Income tax expense (benefit)	(43,669)	10,956	35,022	10,718	—	13,027

Net income (loss)	15,067	94,458	61,555	16,792	(172,484)	15,388
Less: net income attributable to noncontrolling interest	—	—	321	—	—	321

Net income (loss) attributable to Consolidated Communications Holdings, Inc.	$15,067	$94,458	$61,234	$16,792	$(172,484)	$15,067

Total comprehensive income (loss) attributable to common shareholders	$(15,573)	$63,818	$43,418	$2,780	$(110,016)	$(15,573)

	Year Ended December 31, 2013
	Parent	Subsidiary Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net revenues	$—	$(60)	$547,635	$68,128	$(14,126)	$601,577
Operating expenses:
Cost of services and products (exclusive of depreciation and amortization)	—	—	220,764	14,635	(12,947)	222,452
Selling, general and administrative expenses	3,608	167	113,942	18,876	(1,179)	135,414
Financing and other transaction costs	457	—	319	—	—	776
Depreciation and amortization	—	—	130,455	8,819	—	139,274

Operating income (loss)	(4,065)	(227)	82,155	25,798	—	103,661
Other income (expense):
Interest expense, net of interest income	100	(86,090)	181	42	—	(85,767)
Intercompany interest income (expense)	(103,588)	126,918	(24,662)	1,332	—	—
Loss on extinguishment of debt	—	(7,657)	—	—	—	(7,657)
Investment income	—	89	37,606	—	—	37,695
Equity in earnings of subsidiaries, net	98,055	74,479	896	—	(173,430)	—
Other, net	(18)	—	(448)	10	—	(456)

Income (loss) from continuing operations before income taxes	(9,516)	107,512	95,728	27,182	(173,430)	47,476
Income tax expense (benefit)	(40,327)	9,457	38,038	10,344	—	17,512

Income (loss) from continuing operations	30,811	98,055	57,690	16,838	(173,430)	29,964
Discontinued operations, net of tax	—	—	1,177	—	—	1,177

Net income (loss)	30,811	98,055	58,867	16,838	(173,430)	31,141
Less: net income attributable to noncontrolling interest	—	—	330	—	—	330

Net income (loss) attributable to Consolidated Communications Holdings, Inc.	$30,811	$98,055	$58,537	$16,838	$(173,430)	$30,811

Total comprehensive income (loss) attributable to common shareholders	$30,811	$101,616	$91,395	$25,203	$(173,430)	$75,595

	Year Ended December 31, 2012
	Parent	Subsidiary Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net revenues	$—	$(15)	$423,303	$68,774	$(14,185)	$477,877
Operating expenses:
Cost of services and products (exclusive of depreciation and amortization)	—	—	175,759	14,355	(14,185)	175,929
Selling, general and administrative expenses	2,530	385	88,664	16,584	—	108,163
Financing and other transaction costs	11,269	9,531	—	—	—	20,800
Intangible assets impairment	—	—	1,236	—	—	1,236
Depreciation and amortization	—	—	107,064	13,268	—	120,332

Operating income (loss)	(13,799)	(9,931)	50,580	24,567	—	51,417
Other income (expense):
Interest expense, net of interest income	(20)	(71,704)	(816)	(64)	—	(72,604)
Intercompany interest income (expense)	(50,126)	87,717	(37,509)	(82)	—	—
Loss on extinguishment of debt	—	(4,455)	—	—	—	(4,455)
Investment income	—	246	30,421	—	—	30,667
Equity in earnings of subsidiaries, net	48,942	48,272	1,435	—	(98,649)	—
Other, net	—	1	617	(17)	—	601

Income (loss) from continuing operations before income taxes	(15,003)	50,146	44,728	24,404	(98,649)	5,626
Income tax expense (benefit)	(20,643)	1,204	11,239	8,861	—	661

Income (loss) from continuing operations	5,640	48,942	33,489	15,543	(98,649)	4,965
Discontinued operations, net of tax	—	—	1,206	—	—	1,206

Net income (loss)	5,640	48,942	34,695	15,543	(98,649)	6,171
Less: net income attributable to noncontrolling interest	—	—	531	—	—	531

Net income (loss) attributable to Consolidated Communications Holdings, Inc.	$5,640	$48,942	$34,164	$15,543	$(98,649)	$5,640

Total comprehensive income (loss) attributable to common shareholders	$5,640	$53,920	$24,816	$11,962	$(98,649)	$(2,311)

Schedule of condensed consolidating statements of cash flows

Condensed Consolidating Statements of Cash Flows

(amounts in thousands)

	Year Ended December 31, 2014
	Parent	Subsidiary Issuer	Guarantors	Non-Guarantors	Consolidated
Net cash (used in) provided by operating activities	$(71,646)	$37,972	$196,186	$25,273	$187,785

Cash flows from investing activities:
Business acquisition, net of cash acquired	(139,558)	—	—	—	(139,558)
Purchases of property, plant and equipment	—	—	(103,509)	(5,489)	(108,998)
Purchase of investments	—	—	(100)	—	(100)
Proceeds from sale of assets	—	—	1,740	55	1,795

Net cash used in investing activities	(139,558)	—	(101,869)	(5,434)	(246,861)

Cash flows from financing activities:
Proceeds on bond offering	—	200,000	—	—	200,000
Proceeds from issuance of long-term debt	—	80,000	—	—	80,000
Payment of capital lease obligation	—	—	(638)	(65)	(703)
Payment on long-term debt	—	(63,100)	—	—	(63,100)
Partial redemption of senior notes		(84,127)			(84,127)
Payment of financing costs	—	(7,438)	—	—	(7,438)
Distributions to noncontrolling interest	—	—			—
Dividends on common stock	(62,341)	—	—	—	(62,341)
Purchase and retirement of common stock	(1,856)	—	—	—	(1,856)
Transactions with affiliates, net	275,632	(158,453)	(95,225)	(21,954)	—
Other	(231)	—	—	—	(231)

Net cash provided by (used in) financing activities	211,204	(33,118)	(95,863)	(22,019)	60,204

(Decrease) increase in cash and cash equivalents	—	4,854	(1,546)	(2,180)	1,128
Cash and cash equivalents at beginning of period	—	86	2,366	3,099	5,551

Cash and cash equivalents at end of period	$—	$4,940	$820	$919	$6,679

	Year Ended December 31, 2013
	Parent	Subsidiary Issuer	Guarantors	Non-Guarantors	Consolidated
Net cash (used in) provided by continuing operations	$(88,251)	$36,811	$195,591	$24,379	$168,530
Net cash used in discontinued operations	—	—	(4,174)	—	(4,174)

Net cash (used in) provided by operating activities	(88,251)	36,811	191,417	24,379	164,356

Cash flows from investing activities:
Purchases of property, plant and equipment	—	—	(100,139)	(7,224)	(107,363)
Purchase of investments	—	—	(403)	—	(403)
Proceeds from sale of assets	—	—	282	48	330

Net cash used in continuing operations	—	—	(100,260)	(7,176)	(107,436)
Net cash provided by discontinued operations	—	—	2,331	—	2,331

Net cash used in investing activities	—	—	(97,929)	(7,176)	(105,105)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	—	989,450	—	—	989,450
Payment of capital lease obligation	—	—	(462)	(54)	(516)
Payment on long-term debt	—	(990,961)	—	—	(990,961)
Payment of financing costs	—	(6,576)	—	—	(6,576)
Dividends on common stock	(62,064)	—	—	—	(62,064)
Purchase and retirement of common stock	(887)	—	—	—	(887)
Transactions with affiliates, net	151,202	(35,215)	(99,190)	(16,797)	—

Net cash provided by (used in) financing activities	88,251	(43,302)	(99,652)	(16,851)	(71,554)

(Decrease) increase in cash and cash equivalents	—	(6,491)	(6,164)	352	(12,303)
Cash and cash equivalents at beginning of period	—	6,577	8,530	2,747	17,854

Cash and cash equivalents at end of period	$—	$86	$2,366	$3,099	$5,551

	Year Ended December 31, 2012
	Parent	Subsidiary Issuer	Guarantors	Non-Guarantors	Consolidated
Net cash (used in) provided by continuing operations	$(52,318)	$13,106	$137,386	$21,558	$119,732
Net cash provided by discontinued operations	—	—	3,483	—	3,483

Net cash (used in) provided by operating activities	(52,318)	13,106	140,869	21,558	123,215

Cash flows from investing activities:
Business acquisition, net of cash acquired	(385,346)	—	—	—	(385,346)
Purchases of property, plant and equipment	—	—	(70,948)	(6,050)	(76,998)
Purchase of investments	—	—	(6,728)	—	(6,728)
Proceeds from sale of assets	—	—	882	42	924
Other	(314)	—	—	—	(314)

Net cash used in continuing operations	(385,660)	—	(76,794)	(6,008)	(468,462)
Net cash used in discontinued operations	—	—	(97)	—	(97)

Net cash used in investing activities	(385,660)	—	(76,891)	(6,008)	(468,559)

Cash flows from financing activities:
Proceeds on bond offering	—	298,035	—	—	298,035
Proceeds from issuance of long-term debt	—	544,850	—	—	544,850
Payment of capital lease obligation	—	—	(183)	(45)	(228)
Payment on long-term debt	—	(510,038)	—	—	(510,038)
Payment of financing costs	—	(18,616)	—	—	(18,616)
Distributions to noncontrolling interest	—	—	3,150	(5,000)	(1,850)
Dividends on common stock	(54,100)	—	—	—	(54,100)
Purchase and retirement of common stock	(559)	—	—	—	(559)
Transactions with affiliates, net	492,637	(424,129)	(58,495)	(10,013)	—

Net cash provided by (used in) financing activities	437,978	(109,898)	(55,528)	(15,058)	257,494

(Decrease) increase in cash and cash equivalents	—	(96,792)	8,450	492	(87,850)
Cash and cash equivalents at beginning of period	—	103,369	80	2,255	105,704

Cash and cash equivalents at end of period	$—	$6,577	$8,530	$2,747	$17,854